Earnings Per Share	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 15 — EARNINGS PER SHARE

	2026	2025	2024
Basic (Loss) Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	(1,135,963)	(27,056)	1,329,717

Diluted Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	(1,135,963)	(27,056)	1,329,717

Basic Earnings Per Share Denominator
Original shares (Class A and Class B common share):	11,000,000	10,000,000	6,843,000
Additions from actual events:
– Issuance of ordinary shares, weighted	5,349,986	205,479	522,570
Basic weighted average shares outstanding	16,349,986	10,205,479	7,365,570

Diluted Earnings Per Share Denominator
Basic weighted average shares outstanding	16,349,986	10,205,479	7,365,570
Dilutive shares: Potential additions from dilutive events:
	—	—	—
Diluted Weighted Average Shares Outstanding:	16,349,986	10,205,479	7,365,570

Earnings Per Share
– Basic*	$(0.069)	$(0.003)	$0.180
– Diluted* #	$(0.069)	$(0.003)	$0.180
Weighted Average Shares Outstanding
– Basic*	16,349,986	10,205,479	7,365,570
– Diluted* #	16,349,986	10,205,479	7,365,570

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.

#	The 24,999,972 shares issuable under the warrants have not been included, as the Company’s loss status results in these warrants being anti-dilutive.